Segmented Information (Tables)	6 Months Ended
May 31, 2020
Segment Reporting [Abstract]
Revenue from external customers and long-lived assets, by geographical areas
	Three months ended		Six months ended
	May 31,	May 31,	May 31,	May 31,
	2020	2019	2020	2019
	$	$	$	$
Revenue
United States	395,740	1,214,520	773,294	1,558,056

		May 31,	November 30,
		2020	2019
		$	$
Total assets
	Canada	3,563,250	3,796,713

Total property and equipment
	Canada	2,036,015	2,273,406